Investment Strategy	Oct. 30, 2024
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies
Strategy Narrative [Text Block]

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities that are tied economically to emerging market countries. Investments in equity securities may include, but are not limited to, common stock; shares of collective trusts, investment companies, including exchange-traded funds ("ETFs"); preferred stock; securities convertible into common stock, rights, warrants and options; sponsored or unsponsored depository receipts and depository shares, including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts; equity securities of real estate investment trusts ("REITs"); securities sold in private placements; and new issues, including initial and secondary public offerings.

Securities tied economically to emerging market countries include securities on which the return is derived from issuers in emerging market countries, such as equity swap contracts and equity swap index contracts. The Fund intends to invest primarily in a portfolio of equity securities of issuers located in at least three emerging market countries, which may be located in Asia, Europe, Latin America, Africa and/or the Middle East.

The Fund may invest in stocks of companies of any size. The Fund will generally hold the stocks of between 20 to 40 issuers. The Fund may invest up to +/- 15% of its benchmark's weighting (the MSCI Emerging Markets Index) in any one country or sector.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indexes. The derivatives in which the Fund may invest include options (including options on securities, indices, futures, forwards, and swap agreements) futures, forward currency agreements, swap agreements (including interest rate, total return and currency) and equity participation notes and equity linked notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. Further, the Fund may acquire and sell forward foreign currency exchange contracts in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates in connection with the settlement of securities. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); to obtain exposure to certain markets; or to establish net short positions for individual currencies (except for equity participation notes).

The Advisor considers a number of factors to determine whether an investment is tied to a particular country, including whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; the investment has its primary trading market in a particular country; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country; the investment is included in an index representative of a particular country or region; and the investment is exposed to the economic fortunes and risks of a particular country. The Fund considers a country's market to be an "emerging market" if it is defined as an emerging or developing economy by any of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. Additionally, the Fund, for purposes of its investments, may consider a country included in JP Morgan, MSCI or FTSE emerging markets indices to be an emerging market country. The countries included in this definition will change over time. The

Fund's investments may include investments in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, and the Beijing Stock Exchange). The Fund may also invest in US- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals/entities affiliated with the business structured as a variable interest entity ("VIE"). In a VIE structure, instead of directly owning the equity interests in a Chinese company, the listed company has contractual arrangements with the Chinese company. These contractual arrangements are expected to provide the listed company (and investors in such company, such as the Fund) with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China.

The Fund may invest in securities issued by companies in any market capitalization range, including small capitalization companies.

Management process

The Advisor employs a high alpha long opportunistic strategy, also known as the "UBS-HALO" strategy. The UBS-HALO strategy is a long-term investing approach focused on taking opportunities that seek to produce superior performance relative to the benchmark (the difference of which is "alpha"). The Advisor follows a price to intrinsic value approach. The price to intrinsic value investment philosophy means the Advisor pays great attention to investment fundamentals and expected cash flows when assessing investments. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. These price/value discrepancies are used as the building blocks for portfolio construction.

In selecting individual securities for investment, the Advisor considers, among others:

•  A company's potential cash generation

•  Earnings outlook

•  Expected sustainable return on investments

•  Expected sustainable growth rates

•  Stock prices versus a company's asset or franchise values

The Fund is classified by UBS AM (Americas) as an "ESG-integrated" fund. The Fund's investment process integrates material sustainability and/or environmental, social and governance ("ESG") considerations into the research process for all portfolio investments and portfolio holdings for which ESG data is available. Therefore, the Advisor does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. ESG considerations and weights considered may change over time The Fund's portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

UBS Engage For Impact Fund | UBS Engage For Impact Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies
Strategy Narrative [Text Block]

Principal investments

To achieve its investment objective, the Fund invests in or seeks exposure to companies based on various financial factors, material sustainability factors such as environmental, social and governance ("ESG") performance and on the current and potential ability of such companies to have a positive impact on human well-being and environmental quality, therefore promoting the United Nations Sustainable Development Goals (UN SDGs), such as clean water and sanitation, clean energy, treatment of disease, food security and people empowerment.

Under normal circumstances, the Fund invests a substantial portion of its net assets (plus borrowings for investment purposes, if any) in equity securities. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock of issuers located throughout the world; Global, European and American Depositary Receipts; equity securities of real estate investment trusts ("REITs"); as well as investment companies, including exchange-traded funds ("ETFs"). The Fund may invest in issuers from both developed markets (including the United States) and emerging markets. The Fund's investments may include investments in China A-shares (shares of companies based in mainland

China that trade on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, and the Beijing Stock Exchange).

The Advisor, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund's assets in one or more countries if economic and business conditions warrant such investments. The Fund may invest in stocks of companies of any size.

The Fund may, but is not required to, use exchange traded or over-the-counter ("OTC") derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indexes. The derivatives in which the Fund may invest include futures, forward currency agreements and equity participation notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); or to obtain exposure to certain markets (except for forward currency agreements). The Fund also may use futures contracts on equity securities and indices to gain market exposure on its uninvested cash.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering ("IPO").

Management process

The Advisor seeks to invest in companies that the Advisor believes are attractively valued, that integrate sustainability factors into the business model to build a competitive advantage, whose products and services can create a positive impact on society and the environment (e.g., products and services with a primary or intended focus on consequential impact); and which have a clearly identified potential for additional positive impact that the Advisor intends to drive through engagement with the companies. In selecting individual securities for investment, the Advisor considers, among other factors:

•  Its assessment of fundamental valuation (price/intrinsic value) to seek attractively valued companies with strong financial performance;

•  Quantitative and qualitative ESG factors;

•  Quantitative and qualitative assessment of a company's current and potential impact on society and the environment; and

•  Advisor's ability to drive positive change in a company through engagement.

The Advisor aims to identify the best investment ideas with impact potential across the market capitalization spectrum, sectors and geographies within the eligible investment universe ("the impact universe"). Under normal circumstances, the Fund invests at least 80% of its net assets in equity investments from this impact universe.

The impact universe is comprised of individual companies that have been identified as having revenue alignment with specific impact categories, such as, but not limited to, climate, health, water, food and empowerment that are aligned with the United Nations Sustainable Development Goals (UN SDGs). The Advisor also may include companies whose impact potential, indicated by metrics such as research and development (R&D) spend are aligned with the impact categories described above. The portfolio management team uses quantitative and qualitative factors to identify companies that offer or manufacture products or services that meet the UN SDGs, such as clean water and sanitation products, clean energy, energy saving, treatment of disease, sustainable food system and food security, access to finance or education services.

Within the impact universe, the Advisor will employ a positive screening process to identify for investment securities of companies that provide solutions to significant global challenges through the impact of their products and services, that are attractive based on their fundamental valuation profile in addition to evaluating specific sustainability (ESG) factors as well as the ability of the Advisor to engage with the company's management on impact and ESG-related issues.

Engagement with portfolio companies on ESG and/or impact related topics is a key aspect of the Fund's strategy. Companies have the potential to create additional impact through improving or optimizing the use of their products and services throughout society as well as indirectly through changes to their operations and supply chain. The Advisor's portfolio management team, supported by the Sustainable Investing Research staff, will seek to deliver additional positive impact through engagement with management of companies held in the Fund's portfolio. The Advisor uses the UN SDGs to guide and frame engagement activities with companies held by the Fund. The Advisor will establish specific engagement goals, and measure and evaluate progress regularly in order to assess the impact of its engagement efforts. The purpose of engagement with companies is to:

•  Support the company in improving the management of material ESG risks in its operations and supply chain;

•  Support the company in seizing material ESG opportunities; and

•  Support the company in assessing, measuring, reporting and increasing the positive impact of its products and services.

The Advisor uses a combination of ESG tools to aid stock selection. The Advisor uses an ESG Material Issues Framework to identify 3 to 5 of the most financially relevant factors, per sector, that can impact the investment thesis across different industry sectors. The universe of sustainability issues includes environmental factors such as global greenhouse gas emissions and wastewater management; social factors such as customer privacy and product safety; and governance factors such as critical and systemic risk management.

The Advisor also uses a proprietary risk tool to combine scores and data points from a number of reputable external research providers together with the UBS internal ESG model to flag companies with elevated sustainability risks. In addition, absolute ESG risks such as poor corporate governance and high ESG controversy levels are included in the Advisor's risk tool. Collectively, these inputs lead to an ESG Risk Signal which flags companies with high ESG risks. Once outliers are identified, the Advisor conducts more in-depth analysis to assess the material impact of the ESG risks.

The Advisor's assessment of the ability of public companies to generate impact is based upon impact measurement methodologies the Advisor has developed in partnership with academics from the fields of earth sciences and public health science to measure changes in human well-being and changes in environmental quality (e.g. reduction in air pollution, hospitalizations and biodiversity loss). The impact of the companies held in the Fund's portfolio is reviewed periodically, but impact measurement methodology may not necessarily cover all holdings in the Fund's portfolio at all times. In addition, the Advisor collects data on product output and outcome publicly reported by the companies themselves.

In addition, the Advisor excludes from the Fund's portfolio companies that manufacture products or engage in business activities viewed as having a negative social or environmental impact. Such products or business activities include certain controversial weapons, natural resource extraction activities, thermal coal power generation, and certain controversial behavior and business activities as well as the failure of a portfolio company to meet certain engagement objectives identified by the Advisor. The Advisor may modify this list of negative screens at any time, without shareholder approval or notice.

UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND
Prospectus [Line Items]
Strategy [Heading]	Principal strategies
Strategy Narrative [Text Block]

Principal investments

In order to achieve the Fund's objective, the Fund employs an asset allocation strategy that seeks to maximize total return. The Advisor does not represent or guarantee that the Fund will meet this total return goal.

Under normal circumstances, the Fund will invest in securities and derivatives to gain exposure to equity, fixed income, and alternative asset class securities, including, but not limited to, convertible bonds and real estate securities, including real estate investment trusts ("REITs") and real estate operating companies. The Fund may gain exposure to issuers located within and outside the United States, including securities of issuers in both developed (including the United States) and emerging markets countries.

Investments in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. The Fund may invest in securities of any maturity greater than one year and such securities may be either investment grade or high yield (lower-rated or

"junk bonds") securities. Investments in equity securities may include, but are not limited to, common stock and preferred stock. The Fund may invest in other open-end investment companies advised by the Advisor and third-party passively managed exchanged-traded funds ("ETFs") to gain exposure to certain asset classes. The Fund may also take active positions on volatility to generate returns or to hedge the Fund's portfolio.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indexes. The derivatives in which the Fund may invest include index options, futures, forward agreements, swap agreements (including, interest rate, credit default and inflation swaps), equity participation notes and equity linked notes. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency (except with respect to equity participation notes and equity linked notes), or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; or to establish net short positions for individual markets, currencies or securities. Futures on indices, forward agreements, interest rate swaps and credit default swaps may also be used to adjust the Fund's portfolio duration.

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering ("IPO").

Management process

The Advisor will manage the Fund's portfolio using the following investment process as described below:

The strategy invests in the full spectrum of instruments and markets globally. The Advisor believes that the Advisor is able to improve the return outcome and risk management of the Fund by employing a well diversified strategy across a broad global opportunity set. Returns are generated from asset allocation across markets, currency and security selection.

Asset allocation decisions are primarily driven by UBS AM (Americas)'s assessment of valuation and prevailing market conditions in the United States and around the world. Using a systematic approach, the portfolio management team analyzes the asset classes and investments across equities, fixed income, and alternative asset classes (including currency), considering both fundamental valuation, economic and other market indicators. Regarding valuation, the Advisor evaluates whether asset classes and investments are attractively priced relative to fundamentals. The starting point is to assess the intrinsic value of an asset class, as determined by the fundamentals that drive an asset class' future cash flow. The intrinsic value represents a long term anchor point to which the Advisor believes the asset class will eventually revert.

Fair value estimates of asset classes and markets are an output of UBS AM (Americas)'s proprietary valuation models. Discounting the asset's future cash flow using a discount rate that appropriately reflects the inherent investment risk associated with holding the asset gives the asset's fair value. The competitive advantage of the Advisor's models lies in the quality and consistency of the inputs used and, therefore, the reliability of valuation conclusions. The discrepancy between actual market level and fair value (the price/value discrepancy) is the primary valuation signal used in identifying investment opportunities.

Next, the Advisor assesses additional market indicators and considers the effect that other determinants of economic growth and overall market volatility will have on each asset class. While in theory price/value discrepancies may resolve themselves quickly and linearly, in practice price/value discrepancy can grow larger before it resolves. While valuation models have proven effective at identifying longer-term price/value discrepancies, in the shorter term other factors can swamp valuation considerations. Thus, the Advisor incorporates an additional discipline in our idea generation process. The Advisor refers to this additional step in its idea generation process as market behavior analysis. Adding this step helps the Advisor to understand what other market indicators might drive the market towards or away from fundamental value. The Advisor performs systematic analysis of non-valuation drivers using models measuring sentiment, momentum and flows, market stress, the stage of the economic cycle, as well as an assessment of the general macroeconomic landscape. Conversely, valuation considerations tend to dominate when an asset class is substantially above or below fair value, but the Advisor recognizes that the use of market behavior analysis during these periods is very important to helping improve the timing in and out of these asset classes with very stretched valuations.

The asset allocation process is structured around the Active Multi-Asset Investment Committee (the "AMA IC")

meetings, which provides a forum for debate and the exploration of all ramifications of any investment decision, rather than aiming for a consensus to be reached. Instead, any voting member of the AMA IC can sponsor a trade idea, preparing a detailed investment thesis to support the view. An investment thesis has to define the investment rationale based on valuation and market behavioral influences, the time scale for it being realized, the transaction costs and the potential milestones the Advisor would expect to evaluate whether or not the view is correct. The sponsor is then responsible for convincing another member of the AMA IC to support the idea as co-sponsor.

Bottom up selection across active equity and fixed income markets can be utilized as part of the asset allocation process at the asset class level. With respect to specific equity securities for inclusion in the Fund's equity asset classes, the Advisor may utilize fundamental valuation, quantitative and growth-oriented strategies. The Advisor's bottom up fixed income security selection strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, security durations, credit qualities and coupon segments, as well as specific circumstances facing the issuers of fixed income securities.

The Advisor uses both fundamental valuation and market behavior analysis to make the two-pronged determination of risk budget and risk allocation. The Advisor works closely with the Risk Management team, members of which attend the AMA IC meetings, to determine the appropriate amount of risk capital to allocate to the underlying trade ideas given the strategy's risk budget and objectives, prevailing investment opportunities, and other strategy exposures. To assist in this process the Risk Management team performs scenario and correlation analysis to better understand the risk and diversification of the overall strategy, and attempts to ensure that unintended factor exposures are identified, managed and monitored.

UBS International Sustainable Equity Fund | UBS International Sustainable Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies
Strategy Narrative [Text Block]

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock of issuers located throughout the world and equity securities of real estate investment trusts ("REITs"). Under normal market conditions, the Fund invests primarily (at least 65% of its total assets) in issuers organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Up to 35% of the Fund's assets may be invested in US equity securities. The Fund may invest in issuers from both developed and emerging markets. The Fund's investments may include investments in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, and the Beijing Stock Exchange). The Fund may also invest in US- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals/entities affiliated with the business structured as a variable interest entity ("VIE"). In a VIE structure, instead of directly owning the equity interests in a Chinese company, the listed company has contractual arrangements with the Chinese company. These contractual arrangements are expected to provide the listed company (and investors in such company, such as the Fund) with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China. The Advisor, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund's assets in one or more countries if economic and business conditions warrant such investments. The Fund may invest in stocks of companies of any size.

The Fund may, but is not required to, use exchange-traded or over-the-counter ("OTC") derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indexes. The derivatives in which the Fund may invest include futures, forward currency agreements and equity participation notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); or to obtain exposure to certain markets (except for forward currency agreements). The Fund also may use futures contracts on equity securities and indices to gain market exposure on its uninvested cash.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering ("IPO").

Management process

The Advisor's investment decisions are based upon price/value discrepancies as identified by the Advisor's fundamental valuation process and material sustainability factors across environmental, social and governance ("ESG") criteria.

In constructing the Fund's portfolio, the Advisor employs a positive screening process to identify equity securities of companies that are attractive based on their fundamental valuation profile in addition to evaluating specific sustainability factors. In selecting securities for the Fund, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Advisor will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon country, economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks across industries and countries with attractive relative price/value characteristics. Sustainability factors used by the Advisor in security selection are considered to be financially material factors that help the Advisor evaluate and compare the ESG performance relative to its industry and/or sector. This information is combined with additional financial analysis and research described above to identify companies the Advisor believes will provide attractively valued and sustainable investment opportunities.

In considering sustainability factors, the Advisor uses ESG tools such as an ESG Material Issues Framework to identify 3 to 5 of the most financially relevant factors, per sector, that can impact the investment thesis across different industry sectors. The universe of sustainability issues includes environmental factors such as global greenhouse gas emissions and wastewater management; social factors such as customer privacy and product safety; and governance factors such as critical and systemic risk management.

The Advisor also uses a proprietary risk tool to combine scores and data points from a number of reputable external research providers together with the UBS ESG Score to form the UBS Blended ESG Score. The Blended ESG Score is a normalized weighted average of ESG Score data from internal and recognized external providers (on a scale of 1-10 with 10 having the best sustainability profile). In addition, absolute ESG risks such as poor corporate governance and high ESG controversy levels are included in the Advisor's risk tool. Collectively, these inputs may lead to an ESG Risk Signal which flags companies with high ESG risks. Once outliers are identified, the Advisor conducts more in-depth analysis to assess the material impact of the ESG risks.

The individual investments in the Fund have a UBS Blended ESG Score (on a scale of 1-10, with 10 having the best sustainability profile). The Fund's sustainability profile is measured using the weighted average UBS Blended ESG score. The Fund seeks to maintain a sustainability profile that is higher than its benchmark, the MSCI World ex-US Index, based on the Advisor's framework. The Fund's sustainability profile is measured by its benchmark profile and the corresponding results are calculated at least once a year. The Fund's sustainability profile calculation does not take account of cash and unrated investment instruments.

In addition, the Advisor excludes from the Fund's portfolio companies or sectors that manufacture products or engage in business activities viewed as having a negative social or environmental impact. Such products or business activities include certain controversial weapons, natural resource extraction activities, thermal coal power generation, and certain controversial behavior and business activities as well as the failure of a portfolio company to meet certain engagement objectives identified by the Advisor. The Advisor may modify the above list of negative screens at any time, without prior shareholder approval or notice.

UBS U.S. Small Cap Growth Fund | UBS U.S. SMALL CAP GROWTH FUND
Prospectus [Line Items]
Strategy [Heading]	Principal strategies
Strategy Narrative [Text Block]

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of US small capitalization companies. Small capitalization companies are those companies within the range of the largest and smallest company in the Russell 2000 Index at the time of purchase. However, the Fund may invest a portion of its assets in securities outside of this range. Investments in equity securities may include, but are not limited to, common stock and preferred stock; equity securities of real estate investment trusts ("REITs"); and exchange-traded funds ("ETFs"). The Fund may invest up to 20% of its net assets in foreign securities.

The Fund may, but is not required to, use exchange-traded or over-the-counter ("OTC") derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indexes. The derivatives in which the Fund may invest include futures and forward currency agreements. These derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering ("IPO").

Management process

In selecting securities, the Advisor seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, the Advisor considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may invest in emerging growth companies, which are companies that the Advisor expects to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values.

The Fund is classified by UBS AM (Americas) as an "ESG-integrated" fund. The Fund's investment process integrates material sustainability and/or environmental, social and governance ("ESG") considerations into the research process for portfolio investments and portfolio holdings for which ESG data is available. Therefore, the Advisor does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. ESG considerations and weights considered may change over time. The Fund's portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

UBS Multi Income Bond Fund | UBS Multi Income Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies
Strategy Narrative [Text Block]

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds and/or instruments that provide exposure to bond markets.

For purposes of the Fund's 80% policy above, the Fund's investments in bonds include a variety of fixed income securities, which may include, but are not limited to, securities of the US government, its agencies and government-sponsored enterprises, securities guaranteed by the US government, securities issued by municipalities, corporate debt securities of US and non-US issuers, including convertible securities, obligations of non-US governments or their subdivisions, agencies and government-sponsored enterprises, obligations of international agencies or supranational entities, mortgage-backed (including commercial and residential mortgage-backed securities) and asset-backed securities, and other securitized and structured securities. The Fund may also invest in equity securities. Equity investments may include securities of companies of any capitalization size, however the Fund expects to invest primarily in large and mid-capitalization companies.

Under normal circumstances, the Fund will invest at least 50% of its net assets in securities that, at the time of purchase, are rated investment grade by an independent rating agency (or, if unrated, are deemed to be of comparable quality by the Advisor), but may invest up to 50% in securities rated below investment grade (also known as lower-rated or "junk bonds").

The Fund's investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, and auction rate features. In addition, the fixed income securities purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.

The Fund invests in the United States and abroad, including in China and other emerging markets, and may purchase securities issued by domestic and foreign issuers. However, the Fund expects to limit foreign currency exposure to 25% of its net assets. Furthermore, no more than 50% of the Fund's net assets may be invested in emerging markets securities. Depending on its assessment of market conditions, the Advisor may choose to allocate the Fund's assets in any combination among these types of investments or may choose not to invest in these types of investments.

The Fund may, but is not required to, use exchange-traded or over-the-counter ("OTC") derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indexes. The derivatives in which the Fund may invest include options (including, options on futures, forwards and swap agreements), futures, forward agreements, swap agreements (including, interest rate, total return, currency, credit default and inflation swaps), credit-linked securities and structured investments. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; or to establish net short positions for individual sectors, markets, currencies or securities. The Fund may use options, futures, swap agreements, credit-linked securities and structured investments to adjust the Fund's portfolio duration.

Management process

The Advisor's investment strategy is based on identifying compelling and attractive opportunities where the Advisor believes that the return profile sufficiently compensates for the risk of owning a position. The Advisor focuses on identifying relative value opportunities and discrepancies between observable market prices and the Advisor's own estimates of fundamental value across various maturities, sectors and issuers.

The investment process combines both a top-down and bottom-up dynamic approach to exploit diversified sources of alpha (that is, potential sources of return in excess of a base market rate). The Advisor makes active decisions related to top-down factors, including duration, yield curve, and sector positioning. After defining these parameters, portfolio managers and credit research analysts work in close collaboration to develop investment themes for industry overweights and underweights as well as to determine the portions of the credit curve that are most attractive. The team then works to select securities to build optimal portfolios using bottom-up research and analysis.

The Fund is classified by UBS AM (Americas) as an "ESG-integrated" fund. The Fund's investment process integrates material sustainability and/or environmental, social and governance ("ESG") considerations into the research process for portfolio investments and portfolio holdings for which ESG data is available. Therefore, the Advisor does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. ESG considerations and weights considered may change over time. The Fund's portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies
Strategy Narrative [Text Block]

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds and/or instruments that provide exposure to bonds issued by development banks. Development banks are financial organizations formed by government entities to promote economic and social development. The Fund invests in multilateral development bank bonds but may also invest in regional or national development bank obligations. The Fund's investment in obligations issued by the International Bank for Reconstruction and Development and the Inter-American Development Bank may be significant, but the Fund normally will not invest more than 25% of its net assets in either issuer.

Under normal circumstances, the Fund will invest in securities that, at the time of purchase, possess a minimum rating of A3 by Moody's Investors Service, Inc. ("Moody's") or A- by Standard & Poor's Financial Services LLC ("S&P") or Fitch Ratings, Inc. ("Fitch"), comparably rated by another nationally recognized statistical rating organization, or, if unrated, are determined by the Advisor to be of comparable quality.

The Fund's investments in fixed income securities may have all types of interest rate payment and reset terms. The Fund generally invests only in US dollar-denominated securities.

The Fund may, but is not required to, engage in derivatives transactions. Derivatives instruments such as futures may be used for risk management purposes to hedge against a specific security or for investment (non-hedging) purposes to earn income or adjust portfolio duration. The Fund does not seek to use derivatives extensively.

The Fund may invest in exchange-traded funds ("ETFs") to gain exposure to certain asset classes.

The Fund is a non-diversified fund, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company.

Management process

The Advisor seeks to invest in bonds issued by development banks. The Advisor constructs the portfolio consisting of multilateral and regional development banks. The Advisor focuses primarily on bonds issued by multilateral development banks which may include, but are not limited to, the International Bank for Reconstruction and Development and other member institutions of the World Bank Group, the Inter-American Development Bank, the Asian Development Bank, the African Development Bank, and the European Bank for Reconstruction and Development. Development banks are formed by their member states with the objective to provide financial and technical assistance to improve overall living standards through sustainable economic development and growth. While each development bank has a distinct focus, development banks generally use their capital for projects that seek to improve the state of the developing world, promote sustainable growth and raise living standards.

The Advisor selects investments for the Fund based on available supply and liquidity parameters (including, for example, such factors as evaluating amounts outstanding, available dealer inventory, and volumes traded in the secondary market) utilizing a stratified sampling approach (investing in a representative cross-section of the investment universe) to optimize tracking error and minimize transaction cost. The Fund will be managed relative to a composite index, which is a blend of two market indexes designed to measure the performance of the US dollar denominated multilateral development bank bond market. The Fund does not seek to directly replicate the index. The Fund's composite index is the Solactive Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index. (The Fund reserves the right in its discretion to change the index). The Fund's development bank bond investments may include issuers that are not part of the composite index. The Fund will seek to maintain a concentrated portfolio of development bank bonds emphasizing multilateral development banks. The portfolio management team will select the bonds in the market that meet their selection criteria with intention to provide similar risk/return characteristics as the broader development bank bond market.

The Fund may engage in active trading to adjust the portfolio in response to investor activity and to rebalance the portfolio as new development bank issuers come to the market and existing issuers enter the index or mature.